SCHEDULE OF LOAN PAYABLE (Details) - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
Debt Disclosure [Abstract]
Loan payable	$ 53,332	$ 56,458	$ 68,670
Less: Current portion	(12,836)	(12,699)	(12,212)
Loan Payable - Non-current portion	$ 40,496	$ 43,759	$ 56,458